Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Common Stock
a.	At December 31, 2016, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	9,161,820
Series BB	84,150,000		1,616,793
Total	561,000,000	Ps.	10,778,613

At December 31, 2017, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	7,674,179
Series BB	84,150,000		1,354,267
Total	561,000,000	Ps.	9,028,446

At December 31, 2018, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	6,610,939
Series BB	84,150,000		1,166,637
Total	561,000,000	Ps.	7,777,576

Schedule of Stockholders Equity Tax Account	The balances of stockholders’ equity tax accounts as of December 31, 2016, 2017 and 2018 were as follows:

	2016		2017		2018
Contributed capital account	Ps.	26,540,780	Ps.	26,519,004	Ps.	26,503,103
Net tax income account		3,232,321		4,111,601		4,548,882
Total	Ps.	29,773,101	Ps.	30,630,605	Ps.	31,051,985